Segment Information (Tables)	12 Months Ended
Nov. 30, 2013
Segment Information
Schedule of results of the Company's reportable segments under the Company's management reporting system

	Year Ended November 30,
	2013	2012	2011
Revenues:
Enterprise Data Storage Solutions	$655,184	$974,043	$1,324,547
HDD Capital Equipment	159,134	184,855	123,929
Total Segments	$814,318	$1,158,898	$1,448,476
Gross profit:
Enterprise Data Storage Solutions	$122,212	$155,326	$212,654
HDD Capital Equipment	49,093	41,475	10,242
Total Segments	171,305	196,801	222,896
Non cash equity compensation	(224)	(965)	(824)
Total	$171,081	$195,836	$222,072
Depreciation and amortization:
Enterprise Data Storage Solutions	$10,373	$9,799	$10,326
HDD Capital Equipment	2,925	6,949	8,854
Total Segments	13,298	16,748	19,180
Corporate	4,519	4,342	4,401
Total	$17,817	$21,090	$23,581

Schedule of geographic information

	Americas	United Kingdom	Malaysia	Other	Total
Revenues (based on location at which the sale originated):
Year Ended November 30, 2013	$355,340	$133,618	$322,631	$2,729	$814,318
Year Ended November 30, 2012	$533,580	$235,352	$388,780	$1,186	$1,158,898
Year Ended November 30, 2011	$770,249	$248,296	$428,597	$1,334	$1,448,476
Long-lived assets (all non-current assets):
November 30, 2013	$8,475	$27,706	$15,554	$4,134	$55,869
November 30, 2012	$8,703	$28,891	$16,659	$916	$55,169
November 30, 2011	$8,967	$33,695	$19,618	$1,063	$63,343